Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Earnings Per Share [Abstract]
Schedule of diluted earnings per share
	Three Months Ended September 30,
	2020	2019
Shares issuable upon exchange of Exchangeable Shares	2,667,349	—
Shares of common stock issuable in upon conversion of Convertible Notes	1,542,632	—
Warrants	5,813,804	5,814,205
Unvested restricted stock units	824,143	—
Unvested restricted stock awards	64,296	215,063
Total	10,912,224	6,029,268

	Fully Diluted		Weighted Average for the Year Ended
	2020	2019	2020	2019
Warrants	5,813,804	6,183,115	5,833,971	6,001,013
Restricted Stock Units	325,121	—	37,709	—
Restricted Stock Awards	75,654	215,063	7,656	2,351
Shares of common stock issuable in upon conversion of Convertible Notes	1,936,845	—	111,130	—
Total	8,151,424	6,398,178	5,990,466	6,003,364